Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,103,391,250.00
Total Fee Amount	269,995.04
Total Offset Amount	0.00
Net Fee	$ 269,995.04
Offering Table N/A
Offset Table N/A	N/A